Income Taxes	12 Months Ended
Mar. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

5.             INCOME TAXES

The Company is subject to income tax in UK on their taxable income as reported in its statutory accounts at a tax rate in accordance with the relevant UK Income Tax Act. A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

Period from April 5, 2011 (Inception) March 31, 2012

Loss for the period	$159,387
Statutory UK tax rate	20%

Income tax recovery	31,900
Non-deductible expenses	(400)
Unrecognized benefit of non-capital losses	(31,500)
$-

Deferred tax assets and the valuation account are as follows:

March 31, 2012
Deferred tax asset:
Net operating loss carryforward	$31,000
Valuation allowance	(31,000)
$-

The Company has non-capital losses of approximately $157,000, which may be carried forward indefinitely and applied against taxable income in future years. The benefits of these losses have not been reflected in these financial statements and have been offset by a valuation allowance.